Stock Based Compensation - Schedule of Outstanding and Exercisable Options (Details) (10K) - Stock Options [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Options Outstanding, Number of Options	2,492,207
Options Exercisable, Exercisable Number of Options	1,702,520
Exercise Price Range 1 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 12.00
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	120,000
Options Exercisable, Weighted Average Remaining Life in Years	7 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	120,000
Exercise Price Range 2 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 10.00
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	146,500
Options Exercisable, Weighted Average Remaining Life in Years	6 years 9 months 18 days
Options Exercisable, Exercisable Number of Options	146,500
Exercise Price Range 3 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 7.00
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	6,000
Options Exercisable, Weighted Average Remaining Life in Years	7 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	6,000
Exercise Price Range 4 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 4.99
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	1,080,207
Options Exercisable, Weighted Average Remaining Life in Years	8 years 8 months 12 days
Options Exercisable, Exercisable Number of Options	972,186
Exercise Price Range 5 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 4.93
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	80,000
Options Exercisable, Weighted Average Remaining Life in Years	8 years 6 months
Options Exercisable, Exercisable Number of Options	60,000
Exercise Price Range 6 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 2.98
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	150,000
Options Exercisable, Weighted Average Remaining Life in Years	8 years 6 months
Options Exercisable, Exercisable Number of Options	62,500
Exercise Price Range 7 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 2.90
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	30,000
Options Exercisable, Weighted Average Remaining Life in Years	8 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	30,000
Exercise Price Range 8 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 2.57
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	130,000
Options Exercisable, Weighted Average Remaining Life in Years	8 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	50,000
Exercise Price Range 9 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 2.00
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	699,500
Options Exercisable, Weighted Average Remaining Life in Years	8 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	222,834
Exercise Price Range 10 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 1.59
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	30,000
Options Exercisable, Weighted Average Remaining Life in Years	9 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	25,000
Exercise Price Range 11 [Member]
Options Outstanding, Exercise Price | $ / shares	$ 1.38
Options Outstanding, Exercisable Into Common stock	Common Stock
Options Outstanding, Number of Options	20,000
Options Exercisable, Weighted Average Remaining Life in Years	9 years 2 months 12 days
Options Exercisable, Exercisable Number of Options	7,500